Multi-Sector Bond Portfolio Expense Example - Multi-Sector Bond Portfolio - Multi-Sector Bond Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,040